PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2017
Provisions [abstract]
Schedule of provisions

The provisions as of December 31, 2017 and 2016 were as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$
i) Employee benefits and staff salaries	90,559	89,295
ii) Mandatory dividends	17,234	1,029
iii) Contingencies	10,096	9,724
Total	117,889	100,048

Schedule of provision balance changes

The provision balance changes during 2017 and 2016 were as follows:

	i) Employee benefits and staff salaries	ii) Mandatory dividends	iii) Contingencies	Total
	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2017	89,295	1,029	9,724	100,048
Application of provisions	(23,815)	—	—	(23,815)
Established provision	91,722	17,234	586	109,542
Provision released	(62,231)	(1,029)	—	(63,260)
Other changes	(4,412)	—	(214)	(4,626)
Balances as of December 31, 2017	90,559	17,234	10,096	117,889

	i) Employee benefits and staff salaries	ii) Mandatory dividends	iii) Contingencies	Total
	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2016	23,697	52,168	59	75,924
Application of provisions	(35,258)	(52,168)	(17)	(87,443)
Established provision	70,026	1,029	8,952	80,007
Provision released	(26,862)	—	—	(26,862)
Integration Itaú Corpbanca	57,491	—	1,019	58,510
Other changes	201	—	(289)	(88)
Balances as of December 31, 2016	89,295	1,029	9,724	100,048

Accounting effects:

(i)   Employee benefits and staff salaries are recorded in “Personnel salaries expenses.”

(ii)  Mandatory dividends are recorded in the Equity Statement, against “Accrual for mandatory dividends.”

(iii) The contingency provisions/(releases) are included in Other Operating (Expenses)/Income, depending on whether they are debit or a credit. The provision balance changes from 2017 and 2016 are shown below:

		As of December 31,
		2017	2016
	Notes	MCh$	MCh$
Balances as of January 1,		9,724	59
Established provision	31b)	586	8,952
Provision released	31a)	—	—
Integration Itaú Corpbanca		—	1,019
Others		(214)	(306)
Total		10,096	9,724

Schedule of provisions employee benefits and staff salaries

Provisions employee benefits and staff salaries

	As of December 31,
	2017	2016
	MCh$	MCh$
Employee benefits:
Long-term employee benefits (i)	7,914	7,950
Pension Plan (ii)	31,761	34,768
Severance (iii)	371	472
Retirement benefit plan (iv)	476	439
Total Provision for employee benefits	40,522	43,629
Provision for vacations (1)	36,811	13,122
Others (1)	13,226	32,544
Total	90,559	89,295

(1)         Short-term personnel benefits.

(i)        Long-term employee benefits.

Schedule of main assumptions used

The main assumptions used in the valuation are presented in the following tables:

	As of December 31,
	2017	2016
	%	%
Summary of economic assumptions
Discount rate(s)	7.25	6.75
Expected rate(s) of salary increase	6.50	5.50

Schedule of defined benefit obligation and the amounts recognized in the statement of income

Changes in provision:

	As of December 31,
	2017	2016
	MCh$	MCh$
Present value of obligations as of January 1, 2017 / April 1, 2016	7,950	6,886
Cost of net profit	1,487	970
Payments	(856)	(439)
Increase in provision	(51)	504
Others	(616)	29
Total	7,914	7,950

Cost of net profit

	As of December 31,
	2017	2016
	MCh$	MCh$
Current services cost	866	640
Interest expense on obligation	621	330
Total	1,487	970

Schedule of principal assumptions used

The principal assumptions used in the valuation are presented in the following tables:

	As of December 31,
	2017	2016
	%	%
Summary of economic hypotheses
Discount rate(s)	9.00	7.25
Expected rate(s) of salary increase	5.60	3.00
Inflation rate	5.60	3.00

Schedule of respect of these defined benefit plans

Amounts recorded with respect to the defined pension benefit plan was as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$
Present value of obligations as of January 1, 2017 / April 1, 2016	34,768	31,149
Interest expense on obligation	2,742	1,081
Payments	(3,581)	(1,349)
Actuarial loss	223	3,761
Others	(2,391)	126
Total	31,761	34,768

Schedule of main assumptions used in the valuation

The main assumptions used in the valuation are presented in the following tables:

	As of December 31,
	2017	2016
	%	%
Summary of economic hypotheses
Discount rate(s)	7.25	6.75
Expected rate(s) of salary increase	6.50	5.50
Inflation rate	4.00	3.00

Schedule of changes in provision

Changes in provision

	As of December 31,
	2017	2016
	MCh$	MCh$
Present value of obligations as of January 1, 2017 / April 1, 2016	472	348
Current service cost	13	21
Interest expense on obligations	36	16
Actuarial losses	(19)	159
Benefits paid	(93)	(74)
Other- exchange rate differences	(38)	2
Closing defined benefit obligation	—	—
Total	371	472

Schedule of main assumptions used

The main assumptions used in the valuation are presented in the following tables:

	As of December 31,
	2017	2016
	%	%
Summary of economic hypotheses
Discount rate(s)	7.50	7.25
Expected rate(s) of salary increase	6.00	5.00
Inflation rate	4.00	3.00

Schedule of changes in provision

Changes in provision

	As of December 31,
	2017	2016
	MCh$	MCh$
Present value of obligations as of January 1, 2017 / April 1, 2016	439	329
Current service cost	34	20
Interest expense on obligations	36	17
Actuarial (gain)/losses	4	—
Benefits paid	(3)	72
Other- exchange rate differences	(34)	1
Total	476	439

Schedule of summary effects in other comprehensive income	Summary effects in Other Comprehensive Income (OCI)
	2017	2016
	MCh$	MCh$
Pension Plan	223	3,761
Severance	(19)	159
Retirement benefit plan	4	—
Total loss	208	3,920

Schedule of expected future payments

Expected future payments

2017

	Long-term employee benefits	Pension Plan	Severance	Retirement benefit plan
	MCh$	MCh$	MCh$	MCh$
Fiscal year 2018	944	2,996	55	36
Fiscal year 2019	752	2,922	32	12
Fiscal year 2020	868	2,757	38	21
Fiscal year 2021	1,038	2,586	22	26
Fiscal year 2022	1,177	2,434	68	42
Fiscal year 2023-2027 (combined)	5,384	11,512	177	246

2016

	Long-term employee benefits	Pension Plan	Severance	Retirement benefit plan
	MCh$	MCh$	MCh$	MCh$
Fiscal year 2017	946	3,482	60	33
Fiscal year 2018	1,008	3,312	23	11
Fiscal year 2019	806	3,146	45	12
Fiscal year 2020	953	2,963	63	23
Fiscal year 2021	1,136	2,773	42	26
Fiscal year 2022-2031 (combined)	5,590	12,510	366	242